PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

P A R N A S S U S   F U N D

 Portfolio of Investments as of September 30, 2010 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
20,000	Bio-Rad Laboratories Inc. [1]		$1,810,200
190,000	Genzyme Corp. [1]		13,450,100
		3.9%	$15,260,300

	Communications Equipment
380,000	QUALCOMM Inc.	4.3%	$17,145,600

	Computer Peripherals
350,000	Seagate Technology [1]	1.0%	$4,123,000

	Computers
270,000	Hewlett-Packard Company		$11,358,900
45,000	International Business Machines Corp.		6,036,300
		4.3%	$17,395,200

	Data Storage
2,100,000	Brocade Communications Systems Inc. [1]	3.1%	$12,264,000

	Electronic Components
505,000	Corning Inc.	2.3%	$9,231,400

	Entertainment
100,000	The Walt Disney Co.	0.8%	$3,311,000

	Financial Services
350,000	JPMorgan Chase & Co.		$13,324,500
70,000	MasterCard Inc.		15,680,000
470,000	Wells Fargo & Co.		11,811,100
		10.1%	$40,815,600

	Home Builders
1,350,000	DR Horton Inc.		$15,012,000
715,000	KB Home		8,100,950
1,700,000	Pulte Homes Inc. [1]		14,892,000
700,000	Toll Brothers Inc. [1]		13,314,000
		12.7%	$51,318,950

	Industrial Manufacturing
260,000	Teleflex Inc.	3.7%	$14,762,800

	Insurance
280,000	Tower Group Inc.	1.6%	$6,538,000

	Internet
400,000	eBay Inc. [1]		$9,760,000
25,000	Google Inc. [1]		13,144,750
280,000	Yahoo! Inc. [1]		3,967,600
		6.7%	$26,872,350

	Machinery
110,000	Deere & Co.	1.9%	$7,675,800

	Medical Equipment
280,000	Medtronic Inc.	2.3%	$9,402,400

	Natural Gas
475,000	Quicksilver Resources Inc. [1]	1.5%	$5,985,000

	Networking Products
470,000	Cisco Systems Inc. [1]		$10,293,000
170,000	Finisar Corp. [1,3]		3,194,300
		3.4%	$13,487,300

	Oil & Gas
900,000	W&T Offshore Inc. [3]	2.4%	$9,540,000

	Professional Services
360,000	Administaff Inc.	2.4%	$9,694,800

	Retail
650,000	Lowe's Cos., Inc.		$14,488,500
100,000	Target Corp.		5,344,000
100,000	Walgreen Co.		3,350,000
		5.8%	$23,182,500

	Semiconductor Capital Equipment
1,000,000	Applied Materials Inc.		$11,680,000
180,000	Lam Research Corp. [1]		7,533,000
		4.8%	$19,213,000

	Semiconductors
105,000	Altera Corp.		$3,166,800
660,000	Intel Corp.		12,691,800
300,000	Texas Instruments Inc.		8,142,000
		6.0%	$24,000,600

	Software
325,000	Adobe Systems Inc. [1]		$8,498,750
300,000	Autodesk Inc. [1]		9,591,000
300,000	Symantec Corp. [1]		4,551,000
470,000	VeriSign Inc. [1]		14,917,800
		9.3%	$37,558,550

	Telecommunications Equipment
1,100,000	Ciena Corp. [1,3]		$17,127,000
500,000	Tellabs Inc.		3,725,000
		5.2%	$20,852,000

	Total investment in equities
	(cost $366,027,649)	99.5%	$399,630,150

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [2]
100,000	Albina Community Bank 1.29%, matures 01/24/2011		$98,729
100,000	Carver Federal Savings Bank 1.25%, matures 02/04/2011		98,608
100,000	Community Bank of the Bay 0.75%, matures 09/06/2011		96,263
100,000	Latino Community Credit Union 1.15%, matures 02/20/2011		98,444
100,000	Louisville Community Development Bank 0.65%, matures 05/10/2011		97,567
100,000	Opportunities Credit Union 1.00%, matures 04/25/2011		97,732
100,000	Self-Help Credit Union 2.05%, matures 01/14/2011		98,850
100,000	Southern Bancorp 1.50%, matures 01/12/2011		98,872
100,000	Wainwright Bank & Trust Co. 1.24%, matures 01/30/2011		98,663
		0.2%	$883,728

	Community Development Loans [2]
200,000	Boston Community Loan Fund 1.00%, matures 06/30/2011		$191,024
200,000	Root Capital Loan Fund 2.00%, matures 03/16/2011		194,510
100,000	Vermont Community Loan Fund 1.50%, matures 12/15/2010		98,751
		0.1%	$484,285

	Time Deposit
432,871	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/01/2010	0.1%	$432,871

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
12,426,098	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.11%	3.1%	$12,426,098

	Total short-term securities
	(cost $14,226,982)	3.5%	$14,226,982

	Total securities
	(cost $380,254,631)	103.0%	$413,857,132

	Payable upon return of securities loaned	-3.1%	$(12,426,098)

	Other assets and liabilities - net	0.1%	$57,729

	Total net assets	100.0%	$401,488,763

1  This security is non-income producing.

2  Market value adjustments have been applied to these securities to reflect early withdrawal.

3  This security, or partial position of this security, was on loan at September 30, 2010.

The total value of the securities on loan at September 30, 2010 was $12,124,385.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$368,233,467
Unrealized appreciation	$40,739,210
Unrealized depreciation	(9,342,527)

Net unrealized appreciation	$31,396,683

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820  regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years). The Funds are currently assessing the impact that the adoption of ASU 2010-06 will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of September 30, 2010, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$84,222,450	$-	$-	$84,222,450
Consumer Staples	3,350,000	-	-	3,350,000
Energy	15,525,000	-	-	15,525,000
Financials	47,353,600	-	-	47,353,600
Healthcare	39,425,500	-	-	39,425,500
Information Technology	192,383,000	-	-	192,383,000
Producer Durables	17,370,600	-	-	17,370,600
Short-Term Investments	12,858,969	-	1,368,013	14,226,982
Total	$412,489,119	$-	$1,368,013	$413,857,132

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2010.

Balance as of December 31, 2009	$1,378,738
Discounts/premiums amortization	(10,725)
Net purchases (sales)	-
Balance as of September 30, 2010	$1,368,013

P A R N A S S U S   M I D - C A P   F U N D

 Portfolio of Investments as of September 30, 2010 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Apparel
9,000	Coach Inc.	1.3%	$386,640

	Data Processing
30,000	Equifax Inc.		$936,000
20,000	Fiserv Inc. [1]		1,076,400
30,000	Paychex Inc.		824,700
		9.3%	$2,837,100

	Financial Services
70,000	Charles Schwab Corp.		$973,000
40,000	Glacier Bancorp Inc.		584,000
80,000	Hudson City Bancorp Inc.		980,800
55,000	SEI Investments Co.		1,118,700
		12.0%	$3,656,500

	Food Products
23,000	McCormick & Co.		$966,920
38,000	Sysco Corp.		1,083,760
		6.8%	$2,050,680

	Healthcare Products
14,000	DENTSPLY International Inc.	1.5%	$447,580

	Healthcare Services
10,000	Quest Diagnostics Inc.	1.7%	$504,700

	Home Builders
80,000	DR Horton Inc.	2.9%	$889,600

	Industrial Manufacturing
27,500	Cooper Industries PLC		$1,345,575
25,000	Pentair Inc.		840,750
22,000	Teleflex Inc.		1,249,160
		11.3%	$3,435,485

	Insurance
12,000	Aflac Inc.	2.0%	$620,520

	Machinery
6,500	Deere & Co.		$453,570
26,000	IDEX Corp.		923,260
		4.5%	$1,376,830

	Medical Equipment
7,500	C. R. Bard Inc.		$610,725
20,500	Gen-Probe Inc. [1]		993,430
34,250	Patterson Companies Inc.		981,263
		8.5%	$2,585,418

	Natural Gas
15,000	Energen Corp.		$685,800
40,000	MDU Resources Group Inc.		798,000
18,000	Southwestern Energy Co. [1]		601,920
27,500	Spectra Energy Corp.		620,125
		8.9%	$2,705,845

	Oil & Gas
10,000	Noble Corp.		$337,900
4,500	Pioneer Natural Resources Co.		292,635
11,500	Ultra Petroleum Corp. [1]		482,770
		3.7%	$1,113,305

	Pharmaceuticals
50,000	Valeant Pharmaceuticals International [3]	4.1%	$1,252,500

	Professional Services
24,000	Administaff Inc.	2.1%	$646,320

	Retail
11,000	Nordstrom Inc.	1.3%	$409,200

	Semiconductor Capital Equipment
25,000	Applied Materials Inc.	1.0%	$292,000

	Services
17,500	Ecolab Inc.	2.9%	$887,950

	Software
35,000	Adobe Systems Inc. [1]		$915,250
9,500	Check Point Software Technologies Ltd. [1]		350,835
40,000	Symantec Corp. [1]		606,800
22,000	Synopsys Inc. [1]		544,940
		8.0%	$2,417,825

	Waste Management
40,000	Waste Management Inc.	4.7%	$1,429,600

	Total investment in equities
	(cost $27,065,585)	98.5%	$29,945,598

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposit
1,540,565	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/01/2010	5.1%	$1,540,565

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
703,794	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.11%	2.3%	$703,794

	Total short-term securities
	(cost $2,244,359)	7.4%	$2,244,359

	Total securities
	(cost $29,309,944)	105.9%	$32,189,957

	Payable upon return of securities loaned	-2.3%	$(703,794)

	Other assets and liabilities - net	-3.6%	$(1,072,998)

	Total net assets	100.0%	$30,413,165

1  This security is non-income producing.

2  Market value adjustments have been applied to these securities to reflect early withdrawal.

3  This security, or partial position of this security, was on loan at September 30, 2010.

The total value of the securities on loan at September 30, 2010 was $687,282.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid-Cap Fund

Cost of long-term investments	$27,146,718
Unrealized appreciation	$3,169,974
Unrealized depreciation	(371,094)

Net unrealized appreciation	$2,798,880

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820  regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years). The Funds are currently assessing the impact that the adoption of ASU 2010-06 will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of September 30, 2010, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$1,685,440	$-	$-	$1,685,440
Consumer Staples	2,050,680	-	-	2,050,680
Energy	2,335,350	-	-	2,335,350
Financials	4,277,020	-	-	4,277,020
Healthcare	6,039,358	-	-	6,039,358
Industrials	6,575,075	-	-	6,575,075
Information Technology	4,610,925	-	-	4,610,925
Materials & Processing	887,950	-	-	887,950
Utilities	1,483,800	-	-	1,483,800
Short-Term Investments	2,244,359	-	-	2,244,359
Total	$32,189,957	$-	$-	$32,189,957

P A R N A S S U S   S M A L L - C A P   F U N D

 Portfolio of Investments as of September 30, 2010 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
55,000	Bio-Rad Laboratories Inc. [1]	1.9%	$4,978,050

	Building Materials
45,000	Simpson Manufacturing Co., Inc.	0.4%	$1,160,100

	Chemicals
40,000	Compass Minerals International Inc.	1.1%	$3,064,800

	Computer Peripherals
876,365	Electronics for Imaging Inc. [1]	4.0%	$10,621,544

	Data Processing
230,000	Jack Henry & Associates Inc.	2.2%	$5,865,000

	Data Storage
2,000,000	Brocade Communications Systems Inc. [1]	4.4%	$11,680,000

	Electronics
55,000	Analogic Corp.	0.9%	$2,468,400

	Financial Services
40,000	Glacier Bancorp Inc.		$584,000
325,000	SEI Investments Co.		6,610,500
		2.8%	$7,194,500

	Healthcare Services
500,000	LHC Group Inc. [1]	4.3%	$11,595,000

	Home Builders
140,000	DR Horton Inc.		$1,556,800
700,000	KB Home		7,931,000
325,000	PulteGroup Inc. [1]		2,847,000
510,000	Toll Brothers Inc. [1]		9,700,200
		8.3%	$22,035,000

	Industrial Manufacturing
210,000	Teleflex Inc.	4.5%	$11,923,800

	Insurance
370,000	Tower Group Inc.	3.2%	$8,639,500

	Machinery
110,000	Graco Inc.	1.3%	$3,490,300

	Medical Equipment
400,000	Cyberonics Inc. [1]		$10,672,000
100,000	Gen-Probe Inc. [1]		4,846,000
		5.8%	$15,518,000

	Natural Gas
740,000	Quicksilver Resources Inc. [1]	3.5%	$9,324,000

	Networking Products
400,000	Finisar Corp. [1,3]	2.8%	$7,516,000

	Oil & Gas
140,000	SM Energy Co.		$5,244,400
880,000	W&T Offshore Inc.		9,328,000
		5.5%	$14,572,400

	Pharmaceuticals
151,376	Valeant Pharmaceuticals International [3]	1.4%	$3,791,969

	Professional Services
440,000	Administaff Inc.	4.4%	$11,849,200

	Retail
60,000	Nash Finch Co.	1.0%	$2,552,400

	Semiconductor Capital Equipment
140,000	Cognex Corp.		$3,754,800
200,000	Cymer Inc. [1]		7,416,000
		4.3%	$11,170,800

	Services
250,000	Arbitron Inc.	2.6%	$6,992,500

	Software
1,150,000	ClickSoftware Technologies Ltd. [1]		$7,532,500
780,000	Mentor Graphics Corp. [1]		8,244,600
200,000	VeriSign Inc. [1]		6,348,000
425,000	Websense Inc. [1]		7,539,500
		11.1%	$29,664,600

	Telecommunications Equipment
1,200,000	Ceragon Networks Ltd. [1]		$11,868,000
600,000	Ciena Corp. [1,3]		9,342,000
420,000	Harmonic Inc. [1]		2,889,600
1,400,000	Tellabs Inc.		10,430,000
		12.9%	$34,529,600

	Total investment in equities
	(cost $228,559,958)	94.6%	$252,197,463

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposit
15,198,435	BBH Cash Management Service
	Wells Fargo, Grand Cayman, 0.03%, due 10/01/2010	5.7%	$15,198,435

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
20,577,229	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.11%	7.7%	$20,577,229

	Total short-term securities
	(cost $35,775,664)	13.4%	$35,775,664

	Total securities
	(cost $264,335,622)	108.0%	$287,973,127

	Payable upon return of securities loaned	-7.7%	$(20,577,229)

	Other assets and liabilities - net	-0.3%	$(680,825)

	Total net assets	100.0%	$266,715,073

1  This security is non-income producing.

2  Market value adjustments have been applied to these securities to reflect early withdrawal.

3  This security, or partial position of this security, was on loan at September 30, 2010.

The total value of the securities on loan at September 30, 2010 was $20,020,179.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small-Cap Fund

Cost of long-term investments	$229,198,637
Unrealized appreciation	$29,543,594
Unrealized depreciation	(6,544,768)

Net unrealized appreciation	$22,998,826

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820  regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years). The Funds are currently assessing the impact that the adoption of ASU 2010-06 will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of September 30, 2010, that are valued at fair value on a recurring basis:

Investment securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$29,027,500	$-	$-	$29,027,500
Consumer Staples	2,552,400	-	-	2,552,400
Energy	23,896,400	-	-	23,896,400
Financials	21,699,000	-	-	21,699,000
Healthcare	50,275,219	-	-	50,275,219
Information Technology	94,561,000	-	-	94,561,000
Materials & Processing	4,224,900	-	-	4,224,900
Producer Durables	25,961,044	-	-	25,961,044
Short-Term Investments	35,775,664	-	-	35,775,664
Total	$287,973,127	$-	$-	$287,973,127

P A R N A S S U S   W O R K P L A C E   F U N D

 Portfolio of Investments as of September 30, 2010 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Biotechnology
30,000	Bio-Rad Laboratories Inc. [1]		$2,715,300
65,000	Genzyme Corp. [1]		4,601,350
		6.1%	$7,316,650

	Communications Equipment
180,000	QUALCOMM Inc.	6.8%	$8,121,600

	Computer Peripherals
20,000	Seagate Technology [1]	0.2%	$235,600

	Computers
90,000	Hewlett-Packard Company		$3,786,300
40,000	International Business Machines Corp.		5,365,600
		7.6%	$9,151,900

	Consulting Services
40,000	Accenture PLC	1.4%	$1,699,600

	Data Processing
90,000	Paychex Inc.	2.1%	$2,474,100

	Data Storage
820,000	Brocade Communications Systems Inc. [1]	4.0%	$4,788,800

	Electronic Components
275,000	Corning Inc.	4.2%	$5,027,000

	Entertainment
35,000	The Walt Disney Co.	1.0%	$1,158,850

	Financial Services
25,000	MasterCard Inc.		$5,600,000
200,000	SEI Investments Co.		4,068,000
15,000	Wells Fargo & Co.		376,950
		8.3%	$10,044,950

	Footwear
15,000	Nike Inc.	1.0%	$1,202,100

	Internet
265,000	eBay Inc. [1]		$6,466,000
11,000	Google Inc. [1]		5,783,690
250,000	Yahoo! Inc. [1]		3,542,500
		13.1%	$15,792,190

	Machinery
60,000	Deere & Co.		$4,186,800
40,000	Graco Inc.		1,269,200
		4.6%	$5,456,000

	Medical Equipment
115,000	Medtronic Inc.	3.2%	$3,861,700

	Natural Gas
210,000	MDU Resources Group Inc.	3.5%	$4,189,500

	Networking Products
180,000	Cisco Systems Inc. [1]	3.3%	$3,942,000

	Oil & Gas
55,000	Devon Energy Corp.	3.0%	$3,560,700

	Professional Services
50,000	Administaff Inc.	1.1%	$1,346,500

	Retail
190,000	Lowe's Cos., Inc.		$4,235,100
100,000	Walgreen Co.		3,350,000
		6.2%	$7,585,100

	Semiconductor Capital Equipment
410,000	Applied Materials Inc.	4.0%	$4,788,800

	Semiconductors
60,000	Altera Corp.		$1,809,600
270,000	Intel Corp.		5,192,100
90,000	Texas Instruments Inc.		2,442,600
		7.8%	$9,444,300

	Software
120,000	Adobe Systems Inc. [1]		$3,138,000
70,000	Autodesk Inc. [1]		2,237,900
180,000	Symantec Corp. [1]		2,730,600
		6.8%	$8,106,500

	Total investment in equities
	(cost $110,813,186)	99.3%	$119,294,440

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Time Deposit
730,967	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/01/2010	0.6%	$730,967

	Total short-term securities
	(cost $730,967)	0.6%	$730,967

	Total securities
	(cost $111,544,153)	99.9%	$120,025,407

	Other assets and liabilities - net	0.1%	$66,009

	Total net assets	100.0%	$120,091,416

1  This security is non-income producing.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2010 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2010, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Workplace Fund

Cost of long-term investments	$110,973,618
Unrealized appreciation	$10,157,400
Unrealized depreciation	(1,836,578)

Net unrealized appreciation	$8,320,822

The Fund's follow accounting standards codification (“ASC”) #820, fair value measurements and disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In January 2010, The FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820  regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years). The Funds are currently assessing the impact that the adoption of ASU 2010-06 will have on the Funds financial statement disclosures.

The following table summarizes the portfolio's financial assets as of September 30, 2010, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$13,062,050	$-	$-	$13,062,050
Consumer Staples	3,350,000	-	-	3,350,000
Energy	3,560,700	-	-	3,560,700
Financials	10,044,950			10,044,950
Healthcare	11,178,350	-	-	11,178,350
Producer Durables	10,976,200	-	-	10,976,200
Information Technology	62,932,690	-	-	62,932,690
Utilities	4,189,500	-	-	4,189,500
Short-Term Investments	730,967	-	-	730,967
Total	$120,025,407	$-	$-	$120,025,407

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 18, 2010

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 18, 2010